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Cambria Global Asset Allocation ETF
Schedule of Investments
January 31, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 99.3%	Shares	Value
Alpha Architect 1-3 Month Box ETF (a)	5,053	$583,369
Alpha Architect International Quantitative Momentum ETF	37,430	1,553,345
Alpha Architect US Quantitative Momentum ETF (b)	37,818	2,567,086
Cambria Emerging Shareholder Yield ETF (b)(c)	154,685	6,479,755
Cambria Foreign Shareholder Yield ETF (b)(c)	124,587	4,407,888
Cambria Global Real Estate ETF (c)	166,111	4,222,508
Cambria Global Value ETF (c)	129,298	4,498,277
Cambria LargeCap Shareholder Yield ETF (c)	45,267	1,308,393
Cambria Micro and SmallCap Shareholder Yield ETF (c)	50,790	1,460,715
Cambria Shareholder Yield ETF (b)(c)	36,239	2,663,567
Cambria Tactical Yield ETF (b)(c)	133,620	3,373,237
Cambria Value and Momentum ETF (c)	76,214	2,674,349
Graniteshares Gold Trust (a)(b)	51,548	2,459,871
Invesco Global Ex US High Yield Corporate Bond ETF	57,995	1,158,740
JPMorgan USD Emerging Markets Sovereign Bond ETF	45,016	1,820,393
Schwab US TIPS ETF	64,122	1,708,210
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF (b)	74,184	2,316,024
SPDR FTSE International Government Inflation-Protected Bond ETF (b)	29,402	1,196,661
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund (b)	95,825	2,297,884
VanEck Bitcoin Trust (a)	9,707	230,056
VanEck Emerging Markets High Yield Bond ETF	117,282	2,367,924
VanEck Gold Miners ETF (b)	11,262	1,060,880
VanEck J.P. Morgan EM Local Currency Bond ETF (b)	69,688	1,832,794
Vanguard Intermediate-Term Corporate Bond ETF (b)	20,989	1,762,027
Vanguard Intermediate-Term Treasury ETF	19,127	1,145,707
Vanguard Long-Term Treasury ETF	20,455	1,139,957
Vanguard Short-Term Corporate Bond ETF (b)	14,400	1,152,720
Vanguard Total Bond Market ETF	31,196	2,315,679
Vanguard Total International Bond ETF	57,580	2,796,661
TOTAL EXCHANGE TRADED FUNDS (Cost $55,478,656)		64,554,677

SHORT-TERM INVESTMENTS – 19.0%	Shares	Value
Investments Purchased with Proceeds from Securities Lending - 18.3%
First American Government Obligations Fund - Class X, 3.60% (d)	11,886,887	11,886,887

Money Market Funds - 0.7%
First American Treasury Obligations Fund - Class X, 3.60% (d)	443,200	443,200
TOTAL SHORT-TERM INVESTMENTS (Cost $12,330,087)		12,330,087

TOTAL INVESTMENTS - 118.3% (Cost $67,808,743)		76,884,764
Liabilities in Excess of Other Assets - (18.3)%		(11,876,338)
TOTAL NET ASSETS - 100.0%		$65,008,426

Percentages are stated as a percent of net assets.

EM – Emerging Markets
FTSE – Financial Times Stock Exchange
SPDR – Standard & Poor’s Depository Receipt
TIPS – Treasury Inflation Protected Security

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2026. The fair value of these securities was $11,316,530.
(c)	Affiliated security as defined by the Investment Company Act of 1940.
(d)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Cambria Global Asset Allocation ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$64,554,677	$–	$–	$64,554,677
Investments Purchased with Proceeds from Securities Lending	11,886,887	–	–	11,886,887
Money Market Funds	443,200	–	–	443,200
Total Investments	$76,884,764	$–	$–	$76,884,764

Refer to the Schedule of Investments for further disaggregation of investment categories.

Transactions with affiliated companies during the period ended January 31, 2026, were as follows

Security Name	Market Value as of April 30, 2025	Purchases	Sales	Market Value as of January 31, 2026	Share Balance as of January 31, 2026	Dividend Income	Change in Unrealized Gain (Loss)	Realized Gain (Loss)
Cambria Emerging Shareholder Yield ETF	$4,924,593	$655,523	$(654,655)	$6,479,755	154,685	$309,103	$1,585,801	$(31,507)
Cambria Foreign Shareholder Yield ETF	2,549,071	945,970	(103,359)	4,407,888	124,587	155,898	986,940	20,266
Cambria Global Real Estate ETF	3,495,521	545,706	(113,192)	4,222,508	166,111	194,075	280,249	14,224
Cambria Global Value ETF	3,696,455	461,701	(831,526)	4,498,277	129,298	114,613	1,167,353	4,294
Cambria LargeCap Shareholder Yield ETF	1,043,456	139,596	(63,994)	1,308,393	45,267	26,576	186,659	2,676
Cambria Micro and SmallCap Shareholder Yield ETF	927,207	200,379	(34,673)	1,460,715	50,790	23,072	360,181	7,621
Cambria Shareholder Yield ETF	1,870,315	405,986	(65,088)	2,663,567	36,239	35,951	417,828	34,526
Cambria Tactical Yield ETF	3,118,565	388,760	(113,097)	3,373,237	133,620	124,821	(22,138)	1,147
Cambria Value and Momentum ETF	2,314,147	297,673	(397,182)	2,674,349	76,214	11,520	331,061	128,650
	$23,939,330	$4,050,294	$(2,376,766)	$31,088,689	916,811	$995,629	$5,293,934	$181,897